Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Schedule of Transactions with Related Parties	Significant transactions with related parties were as follows:
	Six Months Ended June 30,
	2023	2022

Transportation services to Fujian Bafang	$-	$18
Total	$-	18
	Six Months Ended June 30,
	2023	2022

Transportation services from Fujian Bafang	$472	$431
Lease services from Fuzhou Tianyu	$109	$152

Schedule of Balances with Related Parties	Significant balances with related parties were as follows:
	As of June 30, 2023	As of December 31, 2022

Due from related parties
Fuzhou Tianyu	$41	$42
Total	$41	$42
	As of June 30, 2023	As of December 31, 2022

Due to related parties
Fujian Bafang (a)	$1,416	$1,694
Fuzhou Tianyu	123	84
Fuzhou Tianyu Management	34	36
Yongteng Liu	-	600
Total	$1,573	$2,414
(a)	On December 10, 2007, the Company entered into an interest-free loan agreement with Fujian Bafang for a principal amount of approximately $1.4 million (RMB 9.6 million). Such loan is due on demand.